                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549
                                      Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2007

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    M&I Investment Management Corp.
Address:                 111 East Kilbourn Avenue
                         Milwaukee, WI  53202

Form 13F File Number: 28-274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela M. Palmer
Title:     Vice President and Chief Compliance Officer
Phone:     414-287-8836

Signature, Place, and Date of Signature

   /s/ Angela M. Palmer              Milwaukee, WI             8/10/07
____________________________       _________________        ____________

      [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                 Name
      ____________________    ________________________________

            28-272             Marshall & Ilsley Corporation